Cover	Sep. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2026
Entity File Number	000-56311
Entity Registrant Name	RAINMAKER WORLDWIDE INC.
Entity Central Index Key	0001872292
Entity Tax Identification Number	82-4346844
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2510 East Sunset Road
Entity Address, Address Line Two	Suite 5 #925
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89120
City Area Code	(702)
Local Phone Number	608-1990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false